Annual Fund Operating Expenses - Pathfinder Disciplined Midcap Equity ETF [Member]	Oct. 16, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.65%

[1]	“Other Expenses” are estimated for the current fiscal year.